JPMorgan Diversified Return U.S. Equity ETF
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.4%
General Dynamics Corp.	4,377	1,536,721
Automobiles & Parts — 0.4%
Ford Motor Co.	63,172	876,827
Gentex Corp.	32,871	756,362
		1,633,189
Banks — 2.1%
Bank of America Corp.	28,631	1,523,169
Citizens Financial Group, Inc.	5,922	372,968
Fifth Third Bancorp	25,399	1,275,538
First Citizens BancShares, Inc., Class A	743	1,537,691
Huntington Bancshares, Inc.	75,090	1,312,573
KeyCorp	12,974	279,200
Popular, Inc. (Puerto Rico)	8,376	1,118,447
Regions Financial Corp.	14,824	422,484
US Bancorp	8,340	467,957
		8,310,027
Beverages — 2.9%
Boston Beer Co., Inc. (The), Class A *	4,718	1,007,859
Brown-Forman Corp., Class B (a)	37,968	1,039,184
Celsius Holdings, Inc. *	37,130	1,948,582
Coca-Cola Co. (The)	21,983	1,644,548
Coca-Cola Consolidated, Inc.	9,156	1,392,261
Molson Coors Beverage Co., Class B	30,911	1,484,965
Monster Beverage Corp. *	21,255	1,716,554
PepsiCo, Inc.	8,450	1,298,174
		11,532,127
Chemicals — 3.0%
Air Products and Chemicals, Inc.	1,600	436,000
Celanese Corp.	9,368	416,314
CF Industries Holdings, Inc.	18,386	1,714,127
Eastman Chemical Co.	15,500	1,074,460
Ecolab, Inc.	5,926	1,671,073
Element Solutions, Inc.	41,194	1,198,745
International Flavors & Fragrances, Inc.	5,389	376,206
Linde plc	2,509	1,146,538
LyondellBasell Industries NV, Class A	16,155	791,595
Mosaic Co. (The)	36,425	1,001,687
NewMarket Corp.	1,792	1,202,056
Olin Corp.	22,742	473,261
Scotts Miracle-Gro Co. (The)	10,192	654,530
		12,156,592
Construction & Materials — 1.8%
A O Smith Corp. (a)	13,742	1,009,900
Builders FirstSource, Inc. *	7,135	816,244
Carlisle Cos., Inc.	1,459	497,358
Carrier Global Corp.	4,313	256,968

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Construction & Materials — continued
Eagle Materials, Inc.	2,696	549,472
Fortune Brands Innovations, Inc.	5,868	317,459
Louisiana-Pacific Corp.	5,209	436,202
Masco Corp.	13,700	905,433
Owens Corning	6,709	804,006
Quanta Services, Inc.	3,344	1,587,163
		7,180,205
Consumer Services — 0.6%
eBay, Inc.	6,525	595,210
Grand Canyon Education, Inc. *	2,128	369,932
H&R Block, Inc.	22,687	895,002
Service Corp. International	8,438	678,668
		2,538,812
Electricity — 7.2%
American Electric Power Co., Inc.	13,103	1,569,412
Brookfield Renewable Corp. (Canada) (a)	1,790	74,536
Clearway Energy, Inc., Class C	14,102	509,787
CMS Energy Corp.	16,395	1,172,079
Consolidated Edison, Inc.	14,368	1,532,060
DTE Energy Co.	10,098	1,356,969
Edison International	19,777	1,231,712
Entergy Corp.	16,341	1,566,938
Evergy, Inc.	21,005	1,611,714
Eversource Energy	16,512	1,141,475
Exelon Corp.	35,148	1,573,927
FirstEnergy Corp.	34,277	1,622,673
IDACORP, Inc.	3,020	401,026
NRG Energy, Inc.	9,607	1,466,316
OGE Energy Corp.	34,697	1,515,565
Pinnacle West Capital Corp.	16,598	1,552,909
PPL Corp.	46,281	1,677,686
Public Service Enterprise Group, Inc.	14,300	1,177,748
Southern Co. (The)	16,820	1,502,194
Talen Energy Corp. *	4,423	1,540,796
Vistra Corp.	8,609	1,363,235
Xcel Energy, Inc.	19,951	1,517,473
		28,678,230
Electronic & Electrical Equipment — 0.4%
Hubbell, Inc.	2,950	1,439,423
Veralto Corp.	1,432	141,739
		1,581,162
Finance & Credit Services — 0.7%
MGIC Investment Corp.	53,323	1,435,455
OneMain Holdings, Inc.	15,542	1,018,623
SLM Corp. (a)	18,391	499,315
		2,953,393

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Food Producers — 6.4%
Archer-Daniels-Midland Co.	26,524	1,785,330
Campbell's Co. (The) (a)	38,996	1,091,108
Conagra Brands, Inc.	90,251	1,670,546
Corteva, Inc.	23,735	1,727,908
Darling Ingredients, Inc. *	31,614	1,443,495
Flowers Foods, Inc.	70,281	803,312
General Mills, Inc.	27,331	1,264,332
Hershey Co. (The)	8,441	1,643,885
Hormel Foods Corp.	47,989	1,181,009
Ingredion, Inc.	10,840	1,280,204
J M Smucker Co. (The)	15,371	1,611,803
Kraft Heinz Co. (The)	63,220	1,500,843
Lamb Weston Holdings, Inc.	8,879	407,812
McCormick & Co., Inc. (Non-Voting)	3,510	217,023
Mondelez International, Inc., Class A	21,049	1,230,735
Pilgrim's Pride Corp.	31,380	1,360,951
Post Holdings, Inc. *	15,123	1,547,234
Seaboard Corp.	70	355,760
Tyson Foods, Inc., Class A	27,091	1,769,855
US Foods Holding Corp. *	20,830	1,741,805
		25,634,950
Gas, Water & Multi-utilities — 2.9%
Ameren Corp.	14,852	1,533,914
Atmos Energy Corp.	7,034	1,170,036
Duke Energy Corp.	13,223	1,604,611
MDU Resources Group, Inc.	44,029	903,035
National Fuel Gas Co.	17,379	1,455,491
NiSource, Inc.	36,648	1,623,140
UGI Corp.	41,271	1,655,380
WEC Energy Group, Inc.	14,557	1,611,023
		11,556,630
General Industrials — 1.9%
Eaton Corp. plc	4,226	1,485,101
Illinois Tool Works, Inc.	4,449	1,162,346
ITT, Inc.	5,944	1,083,591
Packaging Corp. of America	5,131	1,141,904
Parker-Hannifin Corp.	1,752	1,639,592
RPM International, Inc.	8,383	896,646
Valmont Industries, Inc.	733	326,595
		7,735,775
Health Care Providers — 2.1%
Chemed Corp.	1,204	514,277
Cigna Group (The)	4,055	1,111,516
DaVita, Inc. *	3,424	374,380
Elevance Health, Inc.	2,549	881,291
Encompass Health Corp.	9,189	868,636

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Health Care Providers — continued
HCA Healthcare, Inc.	3,166	1,545,863
Tenet Healthcare Corp. *	7,330	1,387,422
UnitedHealth Group, Inc.	1,657	475,443
Universal Health Services, Inc., Class B	6,660	1,340,392
		8,499,220
Household Goods & Home Construction — 1.0%
DR Horton, Inc.	6,786	1,010,028
NVR, Inc. *	58	442,872
PulteGroup, Inc.	9,906	1,239,142
Toll Brothers, Inc.	9,109	1,316,160
		4,008,202
Industrial Engineering — 1.2%
Caterpillar, Inc.	2,449	1,609,875
Cummins, Inc.	3,069	1,776,398
Snap-on, Inc.	3,847	1,408,425
		4,794,698
Industrial Materials — 0.7%
Avery Dennison Corp.	4,971	922,170
Hexcel Corp.	5,803	480,547
International Paper Co.	30,413	1,226,252
		2,628,969
Industrial Metals & Mining — 3.8%
Carpenter Technology Corp.	5,015	1,593,917
Fastenal Co.	30,682	1,330,372
Freeport-McMoRan, Inc.	21,461	1,292,596
Mueller Industries, Inc.	12,326	1,678,062
Nucor Corp.	7,580	1,347,118
RBC Bearings, Inc. *	2,603	1,300,641
Reliance, Inc.	4,489	1,479,125
Southern Copper Corp. (Mexico)	11,133	2,118,833
Steel Dynamics, Inc.	9,485	1,703,221
Timken Co. (The)	13,457	1,254,058
		15,097,943
Industrial Support Services — 2.1%
Accenture plc, Class A	1,830	482,461
ADT, Inc.	42,132	337,056
Booz Allen Hamilton Holding Corp.	7,191	635,828
Capital One Financial Corp.	6,493	1,421,512
Core & Main, Inc., Class A *	15,908	848,851
Genpact Ltd.	10,557	465,564
MSC Industrial Direct Co., Inc., Class A	11,325	955,150
Robert Half, Inc.	2,744	94,970
Synchrony Financial	19,158	1,391,446

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
Western Union Co. (The) (a)	39,894	373,807
WW Grainger, Inc.	1,297	1,400,682
		8,407,327
Industrial Transportation — 1.3%
Allison Transmission Holdings, Inc.	12,844	1,396,143
CH Robinson Worldwide, Inc.	6,682	1,302,656
CSX Corp.	14,333	541,214
Landstar System, Inc.	837	125,014
PACCAR, Inc.	1,804	221,730
Ryder System, Inc.	4,012	767,415
Union Pacific Corp.	4,420	1,039,142
		5,393,314
Investment Banking & Brokerage Services — 1.8%
Ameriprise Financial, Inc.	2,098	1,106,045
Bank of New York Mellon Corp. (The)	13,761	1,650,219
Berkshire Hathaway, Inc., Class B *	3,079	1,479,552
Jefferies Financial Group, Inc.	16,668	1,019,748
State Street Corp.	9,140	1,196,060
Virtu Financial, Inc., Class A	14,116	585,955
		7,037,579
Leisure Goods — 0.5%
Electronic Arts, Inc.	3,650	744,308
Garmin Ltd.	6,112	1,232,424
Harley-Davidson, Inc. (a)	3,415	67,617
		2,044,349
Life Insurance — 0.5%
Aflac, Inc.	3,396	376,786
Prudential Financial, Inc.	2,991	332,330
Unum Group	17,945	1,363,282
		2,072,398
Media — 0.7%
Fox Corp., Class A	18,706	1,361,423
Nexstar Media Group, Inc.	7,456	1,583,505
Versant Media Group, Inc. *	1,745	56,852
		3,001,780
Medical Equipment & Services — 3.7%
Abbott Laboratories	10,513	1,149,071
Becton Dickinson & Co.	3,034	617,358
Danaher Corp.	4,221	923,935
GE HealthCare Technologies, Inc.	8,714	688,145
Globus Medical, Inc., Class A *	6,939	629,228
Hologic, Inc. *	14,388	1,078,093
Labcorp Holdings, Inc.	4,354	1,182,198
Medtronic plc	14,191	1,461,105
QIAGEN NV	8,617	462,474

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Medical Equipment & Services — continued
Quest Diagnostics, Inc.	8,158	1,525,791
ResMed, Inc. (a)	5,496	1,419,672
Revvity, Inc. (a)	7,285	792,608
STERIS plc	4,580	1,202,708
Stryker Corp.	3,114	1,150,810
Thermo Fisher Scientific, Inc.	1,097	634,735
		14,917,931
Mortgage Real Estate Investment Trusts — 0.6%
Annaly Capital Management, Inc.	24,104	554,633
Rithm Capital Corp.	105,417	1,153,262
Starwood Property Trust, Inc.	33,682	603,918
		2,311,813
Non-life Insurance — 2.1%
American Financial Group, Inc.	1,604	208,953
Assured Guaranty Ltd.	150	12,728
Axis Capital Holdings Ltd.	6,874	709,259
Chubb Ltd.	3,647	1,128,965
Everest Group Ltd.	38	12,589
Fidelity National Financial, Inc.	22,139	1,204,140
Hartford Insurance Group, Inc. (The)	11,895	1,606,539
Old Republic International Corp.	34,003	1,331,898
Progressive Corp. (The)	5,621	1,169,168
Reinsurance Group of America, Inc.	3,102	628,930
WR Berkley Corp.	8,817	604,670
		8,617,839
Non-Renewable Energy — 6.6%
Antero Midstream Corp.	74,887	1,409,373
APA Corp.	56,782	1,499,613
Baker Hughes Co., Class A	9,429	528,401
Cheniere Energy, Inc.	6,395	1,352,670
Chevron Corp.	9,338	1,651,892
ConocoPhillips	14,123	1,472,040
Coterra Energy, Inc.	50,310	1,451,444
Devon Energy Corp.	9,360	376,366
DT Midstream, Inc.	11,697	1,474,056
EOG Resources, Inc.	10,228	1,146,866
EQT Corp.	5,444	314,282
Expand Energy Corp.	4,884	549,011
Exxon Mobil Corp.	12,799	1,809,779
Kinder Morgan, Inc.	52,057	1,587,218
Marathon Petroleum Corp.	8,084	1,424,320
Permian Resources Corp., Class A	96,467	1,556,013
Phillips 66	9,747	1,399,279
Range Resources Corp.	6,031	228,273
Targa Resources Corp.	1,245	250,220
TechnipFMC plc (United Kingdom)	27,563	1,535,810

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
Valero Energy Corp.	9,005	1,633,777
Viper Energy, Inc.	7,218	305,610
Williams Cos., Inc. (The)	23,676	1,592,448
		26,548,761
Personal Care, Drug & Grocery Stores — 5.0%
Albertsons Cos., Inc., Class A	89,359	1,487,827
Casey's General Stores, Inc.	2,763	1,675,760
Cencora, Inc.	4,534	1,628,704
Church & Dwight Co., Inc.	15,893	1,529,701
Colgate-Palmolive Co.	20,060	1,811,217
CVS Health Corp.	20,632	1,537,497
Kenvue, Inc.	83,500	1,452,900
Kimberly-Clark Corp.	12,339	1,233,777
Kroger Co. (The)	24,538	1,542,213
McKesson Corp.	1,907	1,585,117
Performance Food Group Co. *	7,008	668,914
Procter & Gamble Co. (The)	9,807	1,488,408
Sprouts Farmers Market, Inc. *	10,602	751,788
Sysco Corp.	19,117	1,602,960
		19,996,783
Personal Goods — 0.4%
NIKE, Inc., Class B	3,400	210,154
Ralph Lauren Corp.	4,177	1,476,194
		1,686,348
Pharmaceuticals, Biotechnology & Marijuana Producers — 5.5%
AbbVie, Inc.	6,682	1,490,153
Amgen, Inc.	4,443	1,518,973
Bristol-Myers Squibb Co.	23,274	1,281,234
Cardinal Health, Inc.	7,745	1,664,246
Exelixis, Inc. *	34,694	1,434,944
Gilead Sciences, Inc.	12,950	1,838,252
Halozyme Therapeutics, Inc. *	15,996	1,147,073
Jazz Pharmaceuticals plc *	7,573	1,245,683
Johnson & Johnson	7,049	1,601,885
Medpace Holdings, Inc. *	2,079	1,210,976
Merck & Co., Inc.	9,187	1,013,050
Organon & Co.	16,234	138,638
Pfizer, Inc.	18,339	484,883
Regeneron Pharmaceuticals, Inc.	1,193	884,550
Royalty Pharma plc, Class A	38,741	1,614,725
United Therapeutics Corp. *	3,146	1,477,015
Viatris, Inc.	81,530	1,067,228
Zoetis, Inc.	6,222	776,630
		21,890,138
Precious Metals & Mining — 1.4%
Anglogold Ashanti plc (Australia)	18,966	1,761,372

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Precious Metals & Mining — continued
Newmont Corp.	17,416	1,956,688
Royal Gold, Inc.	7,738	2,037,493
		5,755,553
Real Estate Investment & Services — 0.7%
CBRE Group, Inc., Class A *	6,730	1,146,321
Jones Lang LaSalle, Inc. *	4,782	1,711,526
		2,857,847
Real Estate Investment Trusts — 8.4%
Agree Realty Corp.	5,008	361,728
AvalonBay Communities, Inc.	5,690	1,010,942
Brixmor Property Group, Inc.	52,883	1,416,736
Camden Property Trust	9,818	1,070,653
Crown Castle, Inc.	6,083	528,065
CubeSmart	27,111	1,017,476
EPR Properties	24,451	1,326,222
Equity Residential	11,118	692,874
Essex Property Trust, Inc.	4,944	1,245,245
Federal Realty Investment Trust	2,962	299,636
First Industrial Realty Trust, Inc.	11,098	644,017
Gaming and Leisure Properties, Inc.	34,788	1,556,763
Highwoods Properties, Inc. (a)	31,478	813,706
Host Hotels & Resorts, Inc.	90,748	1,681,560
Kilroy Realty Corp.	30,139	1,039,193
Kimco Realty Corp.	53,932	1,136,887
Lamar Advertising Co., Class A	11,586	1,486,600
Mid-America Apartment Communities, Inc.	7,603	1,021,083
National Storage Affiliates Trust (a)	5,428	172,665
NNN REIT, Inc.	23,147	964,535
Omega Healthcare Investors, Inc.	33,657	1,476,869
Park Hotels & Resorts, Inc.	60,953	666,216
Public Storage	4,066	1,122,989
Regency Centers Corp.	21,271	1,550,018
Simon Property Group, Inc.	8,514	1,628,813
STAG Industrial, Inc.	23,220	870,982
UDR, Inc.	9,723	361,209
Ventas, Inc.	15,270	1,186,021
VICI Properties, Inc., Class A	55,493	1,558,243
Vornado Realty Trust	19,061	607,665
Welltower, Inc.	7,547	1,421,553
WP Carey, Inc.	23,206	1,618,619
		33,555,783
Retailers — 3.8%
AutoZone, Inc. *	371	1,374,291
Best Buy Co., Inc.	10,557	687,261
Dick's Sporting Goods, Inc.	2,696	544,592
Dillard's, Inc., Class A	701	425,899

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Retailers — continued
Dollar General Corp.	6,458	926,271
Gap, Inc. (The)	30,645	857,447
Lowe's Cos., Inc.	4,869	1,300,315
Macy's, Inc.	50,515	1,011,310
O'Reilly Automotive, Inc. *	14,844	1,460,798
Penske Automotive Group, Inc.	7,297	1,144,097
Ross Stores, Inc.	6,204	1,170,385
TJX Cos., Inc. (The)	10,064	1,507,688
Tractor Supply Co.	21,777	1,108,014
Williams-Sonoma, Inc.	7,521	1,539,173
		15,057,541
Software & Computer Services — 3.5%
Adobe, Inc. *	333	97,652
Alphabet, Inc., Class A	2,381	804,778
Amdocs Ltd.	9,721	796,539
CACI International, Inc., Class A *	924	573,416
Cognizant Technology Solutions Corp., Class A	16,483	1,352,595
Dolby Laboratories, Inc., Class A	2,864	183,840
F5, Inc. *	1,487	409,832
Gartner, Inc. *	2,212	463,657
Gen Digital, Inc.	34,453	826,528
Hewlett Packard Enterprise Co.	50,745	1,092,032
International Business Machines Corp.	5,019	1,539,327
Intuit, Inc.	1,742	869,119
Leidos Holdings, Inc.	4,737	891,882
Meta Platforms, Inc., Class A	1,978	1,417,237
Microsoft Corp.	3,276	1,409,630
Oracle Corp.	5,805	955,387
Science Applications International Corp.	2,268	230,792
SS&C Technologies Holdings, Inc.	2,241	183,516
		14,097,759
Technology Hardware & Equipment — 4.2%
Amphenol Corp., Class A	11,267	1,623,349
Analog Devices, Inc.	5,580	1,734,710
Apple, Inc.	5,847	1,517,180
Applied Materials, Inc.	4,829	1,556,483
Broadcom, Inc.	4,046	1,340,440
Cirrus Logic, Inc. *	3,233	421,389
KLA Corp.	1,290	1,842,043
Lam Research Corp.	9,861	2,302,149
NetApp, Inc.	8,453	814,447
NVIDIA Corp.	9,114	1,741,959
QUALCOMM, Inc.	5,845	886,044
Skyworks Solutions, Inc.	5,024	280,138
TD SYNNEX Corp.	4,450	706,081
		16,766,412

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Equipment — 2.4%
Arista Networks, Inc. *	10,883	1,542,556
Ciena Corp. *	7,764	1,955,053
Cisco Systems, Inc.	19,825	1,552,694
Lumentum Holdings, Inc. *	4,646	1,820,489
Motorola Solutions, Inc.	3,176	1,278,467
Ubiquiti, Inc. (a)	2,693	1,484,974
		9,634,233
Telecommunications Service Providers — 2.4%
AT&T, Inc.	53,166	1,393,481
Charter Communications, Inc., Class A * (a)	3,145	648,247
Comcast Corp., Class A	43,634	1,298,111
GCI Liberty, Inc., Class C *	6,418	237,402
GCI Liberty, Inc. Escrow ‡ *	2,678	—
Iridium Communications, Inc. (a)	39,744	791,700
Liberty Broadband Corp., Class C *	10,405	500,585
Liberty Global Ltd., Class C (Belgium) *	37,182	411,977
Millicom International Cellular SA (Guatemala)	11,408	696,230
Roku, Inc. *	11,534	1,098,037
T-Mobile US, Inc.	6,023	1,187,796
Verizon Communications, Inc.	34,326	1,528,194
		9,791,760
Tobacco — 0.9%
Altria Group, Inc.	27,027	1,675,404
Philip Morris International, Inc.	10,587	1,899,731
		3,575,135
Travel & Leisure — 1.2%
Booking Holdings, Inc.	138	690,254
Boyd Gaming Corp.	5,933	501,576
Darden Restaurants, Inc.	5,519	1,100,213
Expedia Group, Inc.	5,952	1,576,328
Travel + Leisure Co.	5,058	351,733
United Airlines Holdings, Inc. *	5,630	576,061
		4,796,165
Waste & Disposal Services — 0.6%
Clean Harbors, Inc. *	3,661	951,531
Republic Services, Inc., Class A	5,882	1,265,159
		2,216,690
Total Common Stocks (Cost $319,394,065)		400,088,083
Short-Term Investments — 2.1%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (b) (c)(Cost $329,205)	329,205	329,205

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 2.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (b) (c)(Cost $8,257,688)	8,257,688	8,257,688
Total Short-Term Investments (Cost $8,586,893)		8,586,893
Total Investments — 101.9% (Cost $327,980,958)		408,674,976
Liabilities in Excess of Other Assets — (1.9)%		(7,712,493)
NET ASSETS — 100.0%		400,962,483

Percentages indicated are based on net assets.

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2026. The total value of securities on loan at January 31, 2026 is $8,122,033.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2026.
Futures contracts outstanding as of January 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	2	03/20/2026	USD	696,725	4,208

Abbreviations
USD	United States Dollar

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$408,674,976	$—	$— (b)	$408,674,976
Appreciation in Other Financial Instruments
Futures Contracts (a)	$4,208	$—	$—	$4,208

(a)	Please refer to the SOI for specifics of portfolio holdings.
(b)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (a) (b)	$614,069	$25,267,082	$17,623,463	$—	$—	$8,257,688	8,257,688	$71,479	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (a) (b)	167,308	5,342,707	5,180,810	—	—	329,205	329,205	10,315	—
Total	$781,377	$30,609,789	$22,804,273	$—	$—	$8,586,893		$81,794	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.